Segmentation of key figures (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 51,626	$ 48,659	$ 47,445
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	3.00%
Sandoz [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 9,631	$ 9,646	9,731
Net sales, change in %	0.00%	(1.00%)
Sandoz [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%	(1.00%)
Sandoz [member] | Retail Generics [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 7,092	$ 7,244	7,590
Net sales, change in %	(2.00%)	(5.00%)
Sandoz [member] | Biopharmaceuticals [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,116	$ 1,928	1,607
Net sales, change in %	10.00%	20.00%
Sandoz [member] | Anti Infectives [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 423	$ 474	534
Net sales, change in %	(11.00%)	(11.00%)
Sandoz [member] | Anti Infectives [member] | Anti Infectives sold under Sandoz name [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 707	$ 694	784
Sandoz [member] | Anti Infectives [member] | Total anti-infectives net sales [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,100	$ 1,200	$ 1,300